LONG-TERM INVESTMENTS - Statements of financial position (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Statements of financial position
Current assets	$ 3,506		Rp 47,701		Rp 47,561
Non-current assets	11,101		131,642		150,624
Current liabilities	(3,344)		(39,762)		(45,376)
Non-current liabilities	(3,021)		(34,305)		(40,978)
Statements of profit or loss and other comprehensive income
Operating expenses		Rp (84,354)	(77,161)	Rp (70,101)
PROFIT BEFORE INCOME TAX	3,144	42,628	38,166	31,293
Income tax benefit (expense)	(734)	(9,958)	(9,017)	(8,023)
PROFIT FOR THE YEAR	2,410	32,670	29,149	23,270
Other comprehensive income (loss)	(171)	(2,332)	(2,099)	493
NET COMPREHENSIVE INCOME FOR THE YEAR	$ 2,239	30,338	27,050	Rp 23,763
Tiphone
Statements of financial position
Current assets			7,709		8,084
Non-current assets			743		994
Current liabilities			(1,248)		(2,107)
Non-current liabilities			(3,762)		(3,255)
Equity (deficit)			3,442		3,716
Statements of profit or loss and other comprehensive income
Revenues		27,914	27,310
Operating expenses		(27,217)	(26,445)
Other income (expenses), net		(246)	(231)
PROFIT BEFORE INCOME TAX		451	634
Income tax benefit (expense)		(116)	(166)
PROFIT FOR THE YEAR		335	468
Other comprehensive income (loss)		(3)	(5)
NET COMPREHENSIVE INCOME FOR THE YEAR		332	463
Indonusa
Statements of financial position
Current assets			170		307
Non-current assets			444		415
Current liabilities			(532)		(877)
Non-current liabilities			(405)		(177)
Equity (deficit)			(323)		(332)
Statements of profit or loss and other comprehensive income
Revenues		692	605
Operating expenses		(333)	(583)
Other income (expenses), net		(364)	(17)
PROFIT BEFORE INCOME TAX		(5)	5
Income tax benefit (expense)			(33)
PROFIT FOR THE YEAR		(5)	(28)
Other comprehensive income (loss)			7
NET COMPREHENSIVE INCOME FOR THE YEAR		(5)	(21)
Teltranet
Statements of financial position
Current assets			66		174
Non-current assets			88		101
Current liabilities			(78)		(149)
Non-current liabilities			(2)		(90)
Equity (deficit)			74		36
Statements of profit or loss and other comprehensive income
Revenues		209	66
Operating expenses		(255)	(149)
Other income (expenses), net		(5)	(3)
PROFIT BEFORE INCOME TAX		(51)	(86)
Income tax benefit (expense)		13	21
PROFIT FOR THE YEAR		(38)	(65)
Other comprehensive income (loss)		0	0
NET COMPREHENSIVE INCOME FOR THE YEAR		(38)	(65)
ILCS
Statements of financial position
Current assets			131		145
Non-current assets			29		32
Current liabilities			(73)		(87)
Non-current liabilities			(1)		(2)
Equity (deficit)			86		88
Statements of profit or loss and other comprehensive income
Revenues		122	116
Operating expenses		(116)	(112)
Other income (expenses), net		(4)	0
PROFIT BEFORE INCOME TAX		2	4
Income tax benefit (expense)		1	0
PROFIT FOR THE YEAR		3	4
Other comprehensive income (loss)		0	0
NET COMPREHENSIVE INCOME FOR THE YEAR		3	4
GSN
Statements of financial position
Current assets					1
Non-current assets					185
Current liabilities					(27)
Non-current liabilities					(129)
Equity (deficit)					30
Statements of profit or loss and other comprehensive income
Revenues		0
Operating expenses		0
PROFIT BEFORE INCOME TAX		0
PROFIT FOR THE YEAR		0
NET COMPREHENSIVE INCOME FOR THE YEAR		0
Others
Statements of financial position
Current assets			170		190
Non-current assets			771		606
Current liabilities			(629)		(724)
Non-current liabilities			(1,212)		(1,882)
Equity (deficit)			(900)		Rp (1,810)
Statements of profit or loss and other comprehensive income
Revenues		106	139
Operating expenses		(287)	(264)
Other income (expenses), net		(19)	(88)
PROFIT BEFORE INCOME TAX		(200)	(213)
PROFIT FOR THE YEAR		(200)	(213)
NET COMPREHENSIVE INCOME FOR THE YEAR		Rp (200)	Rp (213)